Staff Retirement Plans	12 Months Ended
Dec. 31, 2011
Staff Retirement Plans
11.	Staff Retirement Plans

The Company operates a retirement benefit scheme (“RBS”) for all qualifying employees in Macao (terminated in March 2009) and a Mandatory Provident Fund (“MPF”) scheme for all qualifying employees in Hong Kong. The RBS and MPF are defined contribution schemes and the assets of the schemes are managed by trustees independent to the Company.

Both the RBS and MPF are available to all employees aged 18 to 64 and with at least 60 days of service under the employment of the Company in Macao and Hong Kong. Contributions are made by the Company at 5% based on the staff’s relevant income. The maximum relevant income for contribution purpose per employee is $3 per month. Staff members are entitled to 100% of the Company’s contributions together with accrued returns irrespective of their length of service with the Company, but the benefit can be withdrawn by the employees in Macao at the end of employment contracts while the benefits are required by law to be preserved until the retirement age of 65 for employees in Hong Kong.

According to the applicable laws and regulations in the PRC, the Company is required to contribute 10% to 11% and 20% of the stipulated salary set by the local government of Shenzhen and Wuxi, respectively. The principal obligation of the Company with respect to these retirement benefit schemes is to make the required contributions under the scheme. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Company’s contribution to the staff retirement plans in Macao, Hong Kong and the PRC amounted to $1,480, $1,715 and $2,317 for the years ended December 31, 2009, 2010 and 2011, respectively.